Interests In Joint Ventures - Schedule of Information About Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Carrying Amount	$ 48,568	$ 55,307	$ 56,679
Alvotech & CCHN Biopharmaceutical Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Place of business	China	China
Ownership interest	50.00%	50.00%
Carrying Amount	$ 48,568	$ 55,307